EARNINGS PER SHARE. (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Numerator
Net loss attributed to Pacific Ethanol, Inc.	$ (27,326)			$ (32,010)	$ (7,514)	$ (12,908)	$ (7,841)	$ (13,285)	$ (202)	$ (8,841)	$ (12,636)	$ (47,862)	$ (28,263)	$ (60,273)	$ (34,964)	$ 1,419
Less: Preferred stock dividends	(319)	$ (315)	$ (312)		(319)	(315)	(312)					(946)	(946)	(1,265)	(1,265)	(1,269)
Basic and diluted loss per share:
Loss available to common stockholders	$ (27,645)			$ (32,329)	$ (7,833)	$ (13,223)	$ (8,153)	$ (13,604)	$ (521)	$ (9,156)	$ (12,948)	$ (48,808)	$ (29,209)	$ (61,538)	$ (36,229)	$ 148
Shares Denominator
Shares available to common stockholders - basic and diluted	47,777				43,299							47,030	43,171
Per-Share Amount
Per-Share amount - basic and diluted	$ (0.58)			$ (0.74)	$ (0.18)	$ (0.31)	$ (0.19)	$ (0.32)	$ (0.01)	$ (0.22)	$ (0.31)	$ (1.04)	$ (0.68)	$ (1.42)	$ (0.85)	$ 0.00